Consolidated Statements of Cash Flows	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Cash flows from operating activities
Net loss	$ (9,646,142)	$ (1,280,661)	$ (2,343,238)
Adjustments to reconcile net loss to cash used in operating activities:
Loss (gain) on disposal of property and equipment		572	(357)
Amortization of right-of-use assets	42,002	101,888	204,715
Loss from Investments, net	2,814,514
Change in fair value of warrant liabilities	(2,647,942)
Issuance costs allocated to warrants liabilities	876,282
Loss on issuance of warrant liabilities	5,802,241
Depreciation	1,355	6,816	12,293
Credit loss provision		4,664
Loss from termination of right-of-use assets		183	369
Changes in operating assets and liabilities
Accounts receivable	(39,166)	52,210	94,595
Prepaid expenses and other current assets	(172,366)	18,020	69,605
Deferred contract costs	(13,103)		30,192
Amount due from a related party	(17,260)
Other non-current assets		16,950	28,368
Accounts payable	2,840	(21,098)	(14,007)
Operating lease liabilities	(43,455)	(100,073)	(207,881)
Payroll payable	(734,904)	404,216	102,096
Accrued expenses and other current liabilities	47,096	19,107	(18,026)
Contract liabilities	(185,744)	49,140	(268,907)
Net cash used in operating activities	(3,913,752)	(728,066)	(2,310,183)
Cash flows from investing activities
Proceeds from dispose of property and equipment		360	815
Purchase of short-term investment	(3,800,000)
Redemption of short-term investment	979,031
Prepayment for acquisition	(207,972)
Net cash (used in) provided by investing activities	(3,028,941)	360	815
Cash flows from financing activities
Loan from related parties		792,283	284,292
Repayment to related parties	(1,038,283)
Repayment of short-term bank loan	(314,731)	(315,090)
Proceeds from short-term bank loan	314,731	315,090	321,834
Proceeds from issuance of ordinary shares upon initial public offering, net of underwriting commissions, discounts and other offering costs of $1,253,000	9,097,000
Proceeds from issuance of units upon follow-on offering, net of underwriting commissions, discounts and other offering costs of $730,000	5,270,064
Proceeds from issuance of ordinary shares upon exercise of Series A Warrants	4,486,999
Proceeds from issuance of ordinary shares upon exercise of Series B Warrants	731
Payment of offering costs	(1,028,932)	(360,893)	(121,248)
Collection of subscription receivable	3,125
Net cash provided by financing activities	16,790,704	431,390	484,878
Effect of exchange rates on cash and restricted cash	45,593	(59,713)	5,194
Net increase (decrease) in cash and restricted cash	9,893,604	(356,029)	(1,819,296)
Cash and restricted cash at beginning of year	43,021	399,050	2,218,346
Cash and restricted cash at end of year	9,936,625	43,021	399,050
Cash	9,912,327	18,372	399,050
Restricted cash	24,298	24,649
Supplemental disclosure of cash flow information
Cash paid for interest expenses	9,377	10,237	257
Cash paid for income tax	264
Supplemental disclosure of non-cash investing and financing activities:
Accretion to redeemable preferred equity			326,837
Exchange redeemable preferred equity with Class A ordinary shares			12,154,929
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		140,844
Deferred offering costs charged against additional paid-in capital	$ 478,108